Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Summary of cash and cash equivalents

	December 31, 2021	December 31, 2022
	RMB	RMB
Cash and cash equivalents:
RMB	237,393	415,670
US$	291,776	149,227
Others	4,124	3,295
Total cash and cash equivalents	533,293	568,192